Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk management and strategy
Our cybersecurity risks are managed through continuous processes of monitoring access to our systems, blocking potential threats and assessing identified incidents. Certain of these processes specifically focus on systems belonging to our supplier and third-party service providers, including through testing, assessments and contractual requirements. Our cybersecurity risk management processes are confirmed by external risk assessments and security control audits aligned with
NIST 800-53 conducted by global consulting firms with deep cybersecurity and risk management expertise.
Cybersecurity risks identified through external audits and industry benchmarking are prioritized by impact and likelihood and integrated into our information technology function’s overall risk management program. The most relevant cybersecurity risks are then incorporated into the overall risk assessment that forms a part of our ERM framework. Please see the “RISK MANAGEMENT” section in this report for a description of our ERM framework.
To date, risks from cybersecurity threats, including as a result of any previous cybersecurity incidents, have not materially affected the Company, nor expected to be reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition. Please refer to “Risk Factors – Risks Related to Our Business,
Strategy and Operations” in this report for a description of ongoing risks from cybersecurity threats that, if realized, could materially affect the Company.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risks are managed through continuous processes of monitoring access to our systems, blocking potential threats and assessing identified incidents. Certain of these processes specifically focus on systems belonging to our supplier and third-party service providers, including through testing, assessments and contractual requirements. Our cybersecurity risk management processes are confirmed by external risk assessments and security control audits aligned with
NIST 800-53 conducted by global consulting firms with deep cybersecurity and risk management expertise.
Cybersecurity risks identified through external audits and industry benchmarking are prioritized by impact and likelihood and integrated into our information technology function’s overall risk management program. The most relevant cybersecurity risks are then incorporated into the overall risk assessment that forms a part of our ERM framework
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors has delegated cybersecurity risk oversight to the Audit Committee.In turn, the Board of Directors receives an overview of cybersecurity matters as part of its regular reports from the Audit Committee.
Cybersecurity risks are also considered by the Board of Directors as part of their regular review of risk management and covered by the annual internal audit plan reviewed and approved by the Audit Committee.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Chief Digital
Information Officer (“CDIO”) and Chief Information Security Officer (“CISO”) update the Audit Committee regarding cybersecurity risks and significant incidents.On a day-to-day basis, our processes for identifying, tracking and managing cybersecurity risk are primarily conducted by the Cybersecurity Department within our information technology function. The Cybersecurity Department is led by our CISO, a seasoned cybersecurity expert with more than a decade of experience dealing with major cybersecurity threats. Our CISO reports directly to the CDIO, an experienced information technology and cybersecurity leader with nearly
30 years of global information technology experience spanning multiple industries.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Cybersecurity Department is
led by our CISO, a seasoned cybersecurity expert with more than a decade of experience dealing with major cybersecurity threats. Our CISO reports directly to the CDIO, an experienced information technology and cybersecurity leader with nearly
30 years of global information technology experience spanning multiple industries.
When an incident is identified, dedicated teams within our Cybersecurity Department work to identify and contain the scope, while following standardized processes for internal notification and escalation to top executive management and the Audit Committee.
Cybersecurity Risk Role of Management [Text Block]	Our Chief Digital
Information Officer (“CDIO”) and Chief Information Security Officer (“CISO”) update the Audit Committee regarding cybersecurity risks and significant incidents. In turn, the Board of Directors receives an overview of cybersecurity matters as part of its regular reports from the Audit Committee.
The Cybersecurity Department is
led by our CISO, a seasoned cybersecurity expert with more than a decade of experience dealing with major cybersecurity threats. Our CISO reports directly to the CDIO, an experienced information technology and cybersecurity leader with nearly
30 years of global information technology experience spanning multiple industries.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Cybersecurity Department is
led by our CISO, a seasoned cybersecurity expert with more than a decade of experience dealing with major cybersecurity threats. Our CISO reports directly to the CDIO, an experienced information technology and cybersecurity leader with nearly
30 years of global information technology experience spanning multiple industries.
When an incident is identified, dedicated teams within our Cybersecurity Department work to identify and contain the scope, while following standardized processes for internal notification and escalation to top executive management and the Audit Committee.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Cybersecurity Department is
led by our CISO, a seasoned cybersecurity expert with more than a decade of experience dealing with major cybersecurity threats. Our CISO reports directly to the CDIO, an experienced information technology and cybersecurity leader with nearly
30 years of global information technology experience spanning multiple industries.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Chief Digital Information Officer (“CDIO”) and Chief Information Security Officer (“CISO”) update the Audit Committee regarding cybersecurity risks and significant incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true